Leases - Schedule of Future Annual Lease Payments For Operating Leases (Detail) $ in Thousands	Dec. 31, 2020 USD ($)
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2021	$ 1,449
2022	1,010
2023	703
2024	527
2025	460
Thereafter	431
Total	$ 4,580